Supplement dated January 20, 2015

To the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2014
Columbia AMT-Free Tax-Exempt Bond Fund	12/1/2014
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2014
Columbia Minnesota Tax-Exempt Fund	12/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed to 3.00% from 3.25% for each of the above-named Intermediate Muni Bond Funds and from 4.75% for each of the other above-named funds. In addition, on the Effective Date, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is 0.75% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, each Fund’s prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the “Shareholder Fees” table in the “Summary of the Fund — Fees and Expenses of the Fund” section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, for each Fund, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Columbia AMT-Free California Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$373	$575	$794	$1,423
Columbia AMT-Free Georgia Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$605	$848	$1,544
Columbia AMT-Free Maryland Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$599	$835	$1,513
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$588	$814	$1,461
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$593	$822	$1,482
Columbia AMT-Free Tax-Exempt Bond Fund Class A (whether or not shares are redeemed)	$382	$557	$747	$1,295
Columbia AMT-Free Virginia Intermediate Muni Bond Fund Class A (whether or not shares are redeemed)	$380	$584	$805	$1,440
Columbia Minnesota Tax-Exempt Fund Class A (whether or not shares are redeemed)	$382	$557	$747	$1,295

The rest of the section remains the same.

The first paragraph under the caption “The Funds” in the “Choosing a Share Class” section is hereby revised to include the following information:

Columbia Funds with names that include the words “Tax-Exempt”, “Municipal” or “Muni” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is a Tax-Exempt Fund.

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The information pertaining to the Funds for “Class A” shares under the “Front-End Sales Charges” and “Contingent Deferred Sales Charges (CDSCs)” columns of the “Share Class Features” table in the “Choosing a Share Class — Summary of Share Class Features” section is hereby revised as follows:

Share Class	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)

Class A	3.00% maximum, declining to 0.00% on investments of $500,000 or more(e)	CDSC of 0.75% on certain investments of $500,000 or more redeemed within 12 months after purchase. The CDSC on shares purchased prior to February 19, 2015 differs.(e)

(e)	Investments in Class A shares made prior to February 19, 2015 of between $1 million and $50 million are subject to a CDSC of 1.00% if redeemed within 12 months after purchase and 0.50% if redeemed more than 12, but less than 18, months after purchase.

The information for “Class C” shares under the “Eligible Investors; Minimum Initial Investments; Investment Limits; and Conversion Features” column of the “Share Class Features” table in the “Choosing a Share Class — Summary of Share Class Features” section is hereby revised as follows:

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features

Class C

Eligibility: Available to the general public for investment

Minimum Initial Investment: $2,000 for most investors

Purchase Order Limit: $499,999(h); none for omnibus retirement plans

Conversion Features: None

In addition, footnote (h) to the table above is added as follows:

(h)	As described in this prospectus, Class A shares but not Class C shares are generally subject to a front-end sales charge, which reduces the dollar amount invested in a Fund. However, Class C shares are generally subject to higher fees than Class A shares, which will reduce any returns on Class C shares relative to Class A shares. You may be eligible to purchase Class A shares without a front-end sales charge if the value of your Columbia Fund shares held in eligible accounts reaches $1,000,000 (in the case of a purchase of Class A shares of a Taxable Fund) or $500,000 (in the case of a purchase of Class A shares of a Tax-Exempt Fund). If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your selling agent. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. A purchase order for Class C shares of a Taxable Fund or Tax-Exempt Fund is limited to $999,999 and $499,999, respectively. Your selling agent may impose additional limits on investments in Class C shares.

The rest of the section remains the same.

The information in the “Choosing a Share Class — Sales Charges and Commissions” section is hereby revised to include the following information:

You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility and the value of accounts that you are eligible to include for the right of accumulation, which may reduce or eliminate otherwise applicable sales charges. See Choosing a Share Class – Reductions/Waivers of Sales Charges.

The information in the “Class A Shares — Front-End Sales Charge — Breakpoint Schedule” table in the “Choosing a Share Class — Sales Charges and Commissions” section is hereby revised as follows:

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price

Tax-Exempt Funds (Other than Columbia Short Term Municipal Bond Fund)	$0–$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

In addition, footnote (c) to the table above is revised as follows:

(c)	For information regarding cumulative commissions paid to your selling agent when you buy Class A shares of a Fund in amounts not subject to initial sales charges, see Class A Shares — Commissions below.

The rest of the section remains the same.

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The information under the caption “Class A Shares — CDSC” in the “Choosing a Share Class — Sales Charges and Commissions” section is hereby revised as follows:

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

¡	If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Term Municipal Bond Fund) on or after February 19, 2015 without an initial sales charge because your accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem them within 12 months after purchase.

¡	If you purchased Class A shares of any Tax-Exempt Fund prior to February 19, 2015 without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases prior to February 19, 2015 that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in this paragraph.

¡	Class A shares of other Funds are subject to a different CDSC.

The information under the caption “Class A Shares — Commissions” in the “Choosing a Share Class — Sales Charges and Commissions” section is hereby replaced with the following information:

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.

The Distributor may also pay your selling agent a cumulative commission when you buy Class A shares in amounts not subject to initial sales charges, according to the following schedule:

Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level* (as a % of net asset value per share)

$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%

*	The commission level applies to the applicable asset level so, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $4 million and 0.50% on the remaining $1 million. The commission level on purchases of Class A shares of tax-exempt and municipal bond Funds differs from the commission level on Class A shares of other Funds.

**	The commission level on purchases of Class A shares of Columbia Short Term Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

Shareholders should retain this Supplement for future reference.

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